Financial Instruments and Risk Management (Fair Value for Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 3,313.8	$ 2,492.2
Financial liabilities	(632.6)	(732.8)
Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	35.7	11.7
Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value, net asset (liability)	5.5	9.6
Fair value through profit or loss | Share Purchase Warrants [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	(0.1)	(2.4)
Fair value through profit or loss | Share Purchase Warrants [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Fair value through profit or loss | Currency Derivative Instruments [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Fair value through profit or loss | Currency Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	(3.3)
Fair value through profit or loss | Prepayment Option Embedded Derivative [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Fair value through profit or loss | Prepayment Option Embedded Derivative [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	9.6
Fair value through profit or loss | Gold Options [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Fair value through profit or loss | Gold Options [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.5	3.3
Fair value through OCI | Trading securities [member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	35.8	14.1
Fair value through OCI | Trading securities [member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 1 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Fair value through OCI | Currency Hedging Derivative Instruments [Member] | Level 2 [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 5.0	$ 0.0